Related parties (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Other related parties [member]
IfrsStatementLineItems [Line Items]
List of related parties		FF Company Co., Ltd.	FF Company Co., Ltd.
Other Related Parties 1 [Member]
IfrsStatementLineItems [Line Items]
List of related parties			OURcoffee Gangnamjum
Other Related Parties 2 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		SecondPlan Co.,Ltd.	SecondPlan Co.,Ltd.
Other Related Parties 3 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		ThirdPlan Co., Ltd.	ThirdPlan Co., Ltd.
Other Related Parties 4 [Member]
IfrsStatementLineItems [Line Items]
List of related parties	[1]		PLAYVERSE Co., Ltd.
Other Related Parties 5 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Studio Cuat. Co., Ltd.	Studio Cuat. Co., Ltd.
Other Related Parties 6 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Beacon Holdings, Inc	Beacon Holdings, Inc
Other Related Parties 7 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Falling starlight
Other Related Parties 8 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Pluto Co., Ltd.
Other Related Parties 9 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Dominico Inc.
Other Related Parties 10 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		JS CO., LTD.
Total for all associates [member]
IfrsStatementLineItems [Line Items]
List of related parties	[2]	SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1
Associates 1 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Solaire Culture Plus Fund
Associates 2 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Solaire Main Movie Fund
Associates 3 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2
Other Related Parties 11 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Bluefire Studio Co., Ltd
Other Related Parties 12 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Shining park Co., Ltd.
Other Related Parties 13 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Its story Co., Ltd.
Other Related Parties 14 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Lodestar USA, Inc.
Other Related Parties 15 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Global Star Acquisition I, LLC
Other Related Parties 16 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Global Fund LLC
Other Related Parties 17 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Innocus Global Group Pte, Ltd.,
Other Related Parties 18 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		XENO INVESTMENT ASIA INC
Other Related Parties 19 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		JVC INC
Other Related Parties 20 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		GF KOREA Co., Ltd
Other Related Parties 21 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		Naviator Global Holdings LLC
Other Related Parties 22 [Member]
IfrsStatementLineItems [Line Items]
List of related parties		EQ Investment Inc.

[1]	Play Company Co., Ltd. obtained control over Playverse Co., Ltd. through a share transfer arrangement, resulting in its exclusion from other related parties.
[2]	It was dissolved during the current period and is currently undergoing liquidation procedures.